Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current:
Hong Kong
Deferred:
Hong Kong
Total provision for income taxes